ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of asset retirement obligations [Abstract]
Schedule of Asset Retirement Obligations

The following table describes the changes to the Group's asset retirement obligation liability:

Amount
CNY

At January 1, 2017	5,302
Accretion expenses	60
Disposal of subsidiaries	(5,338)
Exchange adjustment	(24)
At December 31, 2017 and 2018	—
At December 31, 2018 (US$)	—